Loans and Related Allowance for Credit Losses, Allowance for Credit Losses for Loans Activity by Portfolio Segment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Financing Receivable, Excluding Accrued Interest, Allowance for Credit Loss [Roll Forward]
Allowance for credit losses, beginning of period	$ 15,088	$ 13,609
Provision for credit losses	4,330	5,385
Loan charge-offs, total	(5,844)	(4,596)
Loan recoveries, total	1,072	1,126
Net loan charge-offs	(4,772)	(3,470)
Other	(10)	(7)
Allowance for credit losses, end of period	14,636	15,088
Cumulative effect from change in accounting policies, period of adoption adjustment [Member] | Accounting Standards Update 2022-02 [Member]
Financing Receivable, Excluding Accrued Interest, Allowance for Credit Loss [Roll Forward]
Allowance for credit losses, beginning of period	0	(429)
Allowance for credit losses, end of period		0
Cumulative effect from change in accounting policies, period of adoption adjusted balance [Member] | Accounting Standards Update 2022-02 [Member]
Financing Receivable, Excluding Accrued Interest, Allowance for Credit Loss [Roll Forward]
Allowance for credit losses, beginning of period	15,088	13,180
Allowance for credit losses, end of period		15,088
Total Commercial [Member]
Financing Receivable, Excluding Accrued Interest, Allowance for Credit Loss [Roll Forward]
Allowance for credit losses, beginning of period	8,412	6,956
Provision for credit losses	1,079	2,365
Loan charge-offs, total	(1,726)	(1,134)
Loan recoveries, total	191	211
Net loan charge-offs	(1,535)	(923)
Other	(10)	(13)
Allowance for credit losses, end of period	7,946	8,412
Total Commercial [Member] | Cumulative effect from change in accounting policies, period of adoption adjustment [Member] | Accounting Standards Update 2022-02 [Member]
Financing Receivable, Excluding Accrued Interest, Allowance for Credit Loss [Roll Forward]
Allowance for credit losses, beginning of period	0	27
Allowance for credit losses, end of period		0
Total Commercial [Member] | Cumulative effect from change in accounting policies, period of adoption adjusted balance [Member] | Accounting Standards Update 2022-02 [Member]
Financing Receivable, Excluding Accrued Interest, Allowance for Credit Loss [Roll Forward]
Allowance for credit losses, beginning of period	8,412	6,983
Allowance for credit losses, end of period		8,412
Total Consumer [Member]
Financing Receivable, Excluding Accrued Interest, Allowance for Credit Loss [Roll Forward]
Allowance for credit losses, beginning of period	6,676	6,653
Provision for credit losses	3,251	3,020
Loan charge-offs, loans	(4,118)	(3,462)
Loan recoveries, loans	881	915
Net loan charge-offs	(3,237)	(2,547)
Other	0	6
Allowance for credit losses, end of period	6,690	6,676
Total Consumer [Member] | Cumulative effect from change in accounting policies, period of adoption adjustment [Member] | Accounting Standards Update 2022-02 [Member]
Financing Receivable, Excluding Accrued Interest, Allowance for Credit Loss [Roll Forward]
Allowance for credit losses, beginning of period	0	(456)
Allowance for credit losses, end of period		0
Total Consumer [Member] | Cumulative effect from change in accounting policies, period of adoption adjusted balance [Member] | Accounting Standards Update 2022-02 [Member]
Financing Receivable, Excluding Accrued Interest, Allowance for Credit Loss [Roll Forward]
Allowance for credit losses, beginning of period	$ 6,676	6,197
Allowance for credit losses, end of period		$ 6,676